Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other income and other expenses
Schedule of other operating income

		2021
in EUR	2022	Restated*	2020
Damages/insurance proceeds	100,329	53,206	12,282
Exchange gains	8,116,344	5,434,874	3,326,593
Miscellaneous other operating income	2,099,223	2,716,140	1,630,159
Total	10,315,896	8,204,220	4,969,034

* Certain amounts for 2021 have been restated; see Note 2.4

Schedule of other operating expenses

		2021
in EUR	2022	Restated*	2020
Other taxes	259	156	—
Losses on disposals of assets	5,271	75,114	76,561
Expected credit losses	28,754	245,791	323,200
Onerous contracts charge/release	(411,416)	432,311	—
Exchange losses	6,411,667	304,398	5,462,494
Miscellaneous other operating expenses	1,946,848	3,228,421	1,297,265
Total	7,981,384	4,286,191	7,159,521

* Certain amounts for 2021 have been restated; see Note 2.4